Related party transactions - Guarantees received from related party (Details) - Controlling shareholder $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Other receivables | $	$ 6		$ 3
WHOW Games GmbH
Disclosure of transactions between related parties [line items]
Other receivables | €		€ 120,000